Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ 367	€ 219	€ 234
Current tax expense (income) and adjustments for current tax of prior periods	367	219	234
Tax for the year can be explained as follows:
Profit/(loss) before tax	(383,944)	(419,174)	(218,250)
Tax at the Danish corporation tax rate of 22%	84,468	92,218	48,015
Tax effect of:
Non-deductible costs	(14,800)	(11,815)	(8,249)
Additional tax deductions	17,117	24,564	10,875
Impact from associate	3,169	(1,326)	(1,680)
Other effects including effect of different tax rates	305	2,673	1,602
Deferred tax asset, not recognized	(89,892)	(106,095)	(50,329)
Tax on profit/(loss) for the year	€ 367	€ 219	€ 234
Effective tax rate	(0.10%)	(0.05%)	(0.11%)
Tax deductible losses	€ 313,011	€ 227,234	€ 123,234
Other temporary differences	12,856	7,726	5,631
Deferred tax asset, not recognized	(325,867)	(234,960)	(128,865)
Total Deferred Tax Assets at December 31	€ 0	€ 0	€ 0